CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Investments in hotel properties, net	$ 3,927,826,000		$ 4,108,443,000			$ 4,105,219,000
Cash and cash equivalents	165,476,000		262,636,000	$ 235,936,000		319,210,000	$ 354,805,000	$ 347,091,000
Restricted cash	95,318,000		135,571,000	162,746,000		120,602,000
Marketable securities	1,819,000		14,591,000			21,816,000
Accounts receivable, net of allowance of $1,475 and $698, respectively	19,299,000		39,638,000
Inventories	3,287,000		4,346,000			4,224,000
Notes receivable, net	7,981,000		7,709,000			0
Investment in unconsolidated entity	2,722,000		2,829,000			4,489,000
Deferred costs, net	2,713,000		2,897,000			3,449,000
Prepaid expenses	24,126,000		21,886,000			19,982,000
Derivative assets, net	1,852,000		1,691,000			2,396,000
Operating lease right-of-use assets	45,368,000		49,995,000
Other assets	28,088,000		17,932,000			15,923,000
Intangible assets	797,000		797,000			9,824,000
Due from related parties, net	4,969,000		3,019,000			0
Due from third-party hotel managers	12,894,000		17,368,000			21,760,000
Total assets	4,344,535,000		4,691,348,000			4,685,954,000
Liabilities:
Indebtedness, net	4,107,245,000		4,106,518,000			3,927,266,000
Accounts payable and accrued expenses	89,152,000		124,226,000
Accrued interest payable	90,997,000		10,115,000
Dividends and distributions payable	868,000		20,849,000	20,435,000		26,794,000	25,045,000
Due to Ashford Inc., net	2,421,000		6,570,000			23,034,000
Due to third-party hotel managers	605,000		2,509,000			2,529,000
Intangible liabilities, net	2,297,000		2,337,000			15,483,000
Operating lease liabilities	45,603,000		53,270,000
Derivative liabilities, net	220,000		42,000			50,000
Other liabilities	13,161,000		25,776,000			18,716,000
Total liabilities	4,352,569,000		4,352,212,000			4,152,106,000
Commitments and contingencies (note 16)
Redeemable noncontrolling interests in operating partnership	30,332,000		69,870,000			80,743,000
Equity (deficit):
Common stock, $0.01 par value, 400,000,000 shares authorized, 10,475,085 and 10,210,360 shares issued and outstanding at June 30, 2020 and December 31, 2019, respectively	105,000		102,000			101,000
Additional paid-in capital	1,829,935,000		1,826,472,000			1,815,182
Accumulated deficit	(1,868,968,000)		(1,558,038,000)			(1,363,020,000)
Total stockholders' equity (deficit) of the Company	(38,702,000)		268,762,000			452,489,000
Noncontrolling interest in consolidated entities	336,000		504,000			616,000
Total equity (deficit)	(38,366,000)	$ 197,670,000	269,266,000	$ 367,204,000	$ 372,647,000	453,105,000	$ 633,146,000	$ 792,377,000
Total liabilities and equity/deficit	4,344,535,000		4,691,348,000			4,685,954,000
Series D Preferred Stock
Equity (deficit):
Preferred stock, $0.01 par value, 50,000,000 shares authorized:	24,000		24,000			24,000
Series F Preferred Stock
Equity (deficit):
Preferred stock, $0.01 par value, 50,000,000 shares authorized:	48,000		48,000			48,000
Series G Preferred Stock
Equity (deficit):
Preferred stock, $0.01 par value, 50,000,000 shares authorized:	62,000		62,000			62,000
Series H Preferred Stock
Equity (deficit):
Preferred stock, $0.01 par value, 50,000,000 shares authorized:	38,000		38,000			38,000
Series I Preferred Stock
Equity (deficit):
Preferred stock, $0.01 par value, 50,000,000 shares authorized:	$ 54,000		$ 54,000			$ 54,000